Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified				9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2013 Warrant	Dec. 31, 2013 Embedded derivative t
Derivative Financial Instruments
Derivative liability	$ 12,481	$ 4,060	$ 12,500	$ 700
Minimum quantity of potash that has first been shipped for delivery from Holbrook Project (in tonnes)				50,000
Period for redemption by holder of redeemable preferred stock following the month in which a specified quantity of potash has first been shipped for delivery at Holbrook Project				3 years